20. TRADE ACCOUNTS PAYABLE (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Accounts Payable Details Narrative
Average payment period	97 days	99 days
Trade accounts payable related to supply chain financing	R$ 1,787.7	R$ 1,556.5